Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Purchase price	¥ 1,129	¥ 1,281
Allowance for credit losses at acquisition date	597	7,580
Discount or premium attributable to other factors	251	125
Par value	¥ 1,977	¥ 8,986